Property and Equipment	12 Months Ended
Dec. 31, 2018
Property and Equipment
Property and Equipment

Note 5—Property and Equipment

Property and equipment consists of the following:

	Successor	Predecessor
	December 31, 2018	December 31, 2017
(in thousands)
Drillships and related equipment	$1,926,773	$5,911,792
Other property and equipment	682	20,566
Property and equipment, cost	1,927,455	5,932,358
Accumulated depreciation	(12,283)	(1,280,357)
Property and equipment, net	$1,915,172	$4,652,001

During the Successor period in 2018 and the Predecessor periods in 2018, 2017 and 2016, depreciation expense was $12.3 million, $247.7 million, $278.2 million and $275.1 million, respectively.